Stock Compensation - Schedule of Weighted Average Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Assumptions:
Risk-free interest rate
Expected dividend yield
Expected volatility
Expected life (in years)
Minimum [Member]
Assumptions:
Risk-free interest rate	3.49%
Expected volatility	51.14%
Expected life (in years)	5 years
Maximum [Member]
Assumptions:
Risk-free interest rate	3.55%
Expected volatility	52.38%
Expected life (in years)	5 years 5 months 15 days